Statement of Changes in Net Assets Available for Benefits - EBP 203 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in the fair value of investments	$ 161,622,859	$ 87,484,522
Interest and dividends	10,483,207	10,925,701
Net investment income	172,106,066	98,410,223
Contributions:
Employer cash contributions	41,995,693	26,558,574
Employee contributions	46,850,047	46,936,728
Rollover contributions	4,858,985	6,370,227
Total contributions	93,704,725	79,865,529
Deductions from net assets:
Benefit payments	(216,441,371)	(185,859,786)
Administrative and other	(261,197)	(316,735)
Total deductions from net assets	(216,702,568)	(186,176,521)
Net increase (decrease) in net assets available for benefits	49,108,223	(7,900,769)
Net assets available for benefits:
Beginning of year	1,360,820,684	1,368,721,453
End of year	$ 1,409,928,907	$ 1,360,820,684